SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2020	Sep. 17, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2020	Nov. 26, 2020
Accounting Policies [Abstract]
Reverse stock split	the Company’s Board of Directors approved a one-for-thirty (1-for-30) reverse stock split of the Company’s common stock	the Company’s Board of Directors approved a one-for-twenty five (1-for-25) reverse stock split of the Company’s common stock
Common stock shares authorized			1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000	150,000,000
Research and Development Expense			$ 97	$ 11	$ 190	$ 33	$ 18	$ 44
Cash equivalents			0		0		0	0
Restricted Cash							0
Depreciation expense							0	$ 2
Cash			$ 1,000		$ 1,000		$ 400